INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Dec. 31, 2015	Jun. 27, 2014	Oct. 29, 2015	May. 29, 2015	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 10, 2014
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments						$ 9,474	$ 27,166	$ 758
Unrealized gain on available-for-sale security						$ (4,002)	10,508	$ 78
Other-than-temporary impairment on available-for-sale security							8,417
Available for sale securities	$ 49,522					$ 49,522	$ 48,527
Investment income						1,333
Total losses for securities with net losses in accumulated other comprehensive income (loss)	3,615					3,615
Tospur Real Estate Consulting Co Ltd [Member]
Investment And Other Income [Line Items]
Impairment on cost method investment						0
Tospur Real Estate Consulting Co Ltd [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Consideration for acquisition of cost method investment									$ 62,257
Percentage of ownership interest									16.00%
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Impairment on cost method investment						0
Sindeo, Inc. (the "Corporation") [Member]
Investment And Other Income [Line Items]
Impairment on cost method investment						0
Yirendai Ltd [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security						10
Market price of acquired frim						985
Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security						10,508
Unrealized loss						388
Market price of acquired frim						23,703	$ 24,091
Available for sale securities	$ 13,583					$ 13,583	$ 13,583
Total losses for securities with net losses in accumulated other comprehensive income (loss)
Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Market price of acquired frim						$ 31,339
Available for sale securities	$ 34,944					34,944	$ 34,944
Total losses for securities with net losses in accumulated other comprehensive income (loss)	3,605					3,605
Equity Securities [Member] | Yirendai Ltd [Member]
Investment And Other Income [Line Items]
Available for sale securities	995					995
Total losses for securities with net losses in accumulated other comprehensive income (loss)	$ 10					10
Available-for-sale securities [Member] | Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Shares acquired during the period		27,551,733
Consideration for acquisition		$ 13,583
Percentage of ownership interest		2.76%
Available-for-sale securities [Member] | Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Shares acquired during the period					111,935,037
Consideration for acquisition					$ 43,361
Percentage of ownership interest					17.26%
Other-than-temporary impairment on available-for-sale security						$ 3,605
Available-for-sale securities [Member] | Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Shares acquired during the period				145,376,744
Consideration for acquisition				$ 121,393
Percentage of ownership interest				10.06%
Available-for-sale securities [Member] | Equity Securities [Member] | Sindeo, Inc. (the "Corporation") [Member]
Investment And Other Income [Line Items]
Consideration for acquisition			$ 5,000
Percentage of ownership interest			11.03%
Available-for-sale securities [Member] | Equity Securities [Member] | Yirendai Ltd [Member]
Investment And Other Income [Line Items]
Shares acquired during the period	103,935					103,935
Consideration for acquisition	$ 992,039
Percentage of ownership interest	0.18%					0.18%
Unrealized gain on available-for-sale security	$ 95